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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:  811-21900
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                            RIC COINVESTMENT FUND LP
                            ------------------------
               (Exact name of Registrant as specified in charter)


1345 Avenue of The Americas, 46th Floor, New York, NY                  10105
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     (Address of principal executive offices)                        (Zip code)


  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 798-6100
                                                     --------------

Date of fiscal year end:  December 31
                          -----------

Date of reporting period:  March 31, 2007
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Item 1.  Schedule of Investments. (Unaudited)

The Registrant's Schedule of Investments as of March 31, 2007 is as follows:

                                                                             Dividends,
                                                                            Interest and
                                                            Cost (a)       Realized Gains        Fair Value
Investment             Description of Securities            (000's)           (000's)             (000's)
----------             -------------------------            -------           -------             -------


Brookdale Senior
Living Inc. ("BKD")    17,600,867 common shares       $         650,000  $          7,920    $        786,055
                                                     =================== ==================  =================

(a) The United States Federal income tax basis of RIC Coinvestment Fund LP's investment at the end of the period was approximately $635.0 million and, accordingly, unrealized appreciation for United States Federal income tax purposes was approximately $151.1 million.
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Item 2.  Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) There has not been changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(A)(1) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.



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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIC Coinvestment Fund LP
By:  /s/ Jeffrey Rosenthal
     --------------------------
Name:   Jeffrey Rosenthal
Title:  Chief Financial Officer
Date:   May 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Wesley R. Edens
     --------------------------
Name:   Wesley R. Edens
Title:  Chief Executive Officer
Date:   May 29, 2007


By:  /s/ Jeffrey Rosenthal
     --------------------------
Name:   Jeffrey Rosenthal
Title:  Chief Financial Officer
Date:   May 29, 2007